FAIR VALUE MEASUREMENTS (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Liabilities incurred in relation to the acquisition of ACS	$ (2,109)
Fair Value, Inputs, Level 3 [Member]
Balance at January 1, 2015	(443)
Payment of MV Earn Out liability	233
Adjustment due to time change value	(18)
Liabilities incurred in relation to the acquisition of ACS	(2,109)
Balance at December 31, 2015	$ (2,337)